CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 242,952	$ 551,629
Marketable securities	307,814
Restricted cash	2,270	1,812
Accounts receivable, net of allowance of $1,182 and $1,896 as of December 31, 2010 and March 31, 2011, respectively	60,216	59,993
Prepaid expenses	12,161	12,771
Deferred income taxes, net	45,661	53,374
Other current assets	14,802	14,025
Total current assets	685,876	693,604
Long-term marketable securities	12,304
Property and equipment, net	241,111	243,935
Deferred income taxes, net	188,977	165,761
Purchased intangible assets, net	135,364	146,388
Goodwill	259,046	280,275
Other long-term assets	1,240	1,130
Total assets	1,523,918	1,531,093
Current liabilities:
Accounts payable	17,272	20,659
Accrued payroll and related expenses	18,402	15,402
Accrued interest	8,622	17,152
Other accrued liabilities	67,007	66,399
Deferred revenue	40,921	43,779
Current portion of long-term debt	243,069	247,230
Total current liabilities	395,293	410,621
Convertible senior notes, net of discount of $12,722 and $_ as of December 31, 2010 and March 31, 2011, respectively	243,069
Long-term debt, net of current portion	351,251	350,970
Other long-term liabilities	19,506	16,963
Total liabilities	766,050	778,554
Stockholders' equity:
Convertible preferred stock, $0.01 par value, 100,000 shares authorized, 0 shares issued and outstanding as of December 31, 2010 and March 31, 2011
Common stock, $0.01 par value, 300,000 shares authorized, 191,825 and 192,562 shares issued as of December 31, 2010 and March 31, 2011, respectively, and 108,382 and 107,012 shares outstanding as of December 31, 2010 and March 31, 2011, respectively	1,918	1,926
Additional paid-in capital	2,061,555	2,056,984
Accumulated deficit	(648,235)	(631,872)
Treasury stock, at cost, 83,340 and 83,443 shares, respectively, as of December 31, 2009 and 2010	(657,611)	(674,499)
Accumulated other comprehensive income	241
Total stockholders' equity	757,868	752,539
Total liabilities and stockholders' equity	1,523,918	1,531,093
Commitments and contingencies (See Note 15)
Long-term debt, including premium of $26,251 and $_ as of December 31, 2010 and March 31, 2011, respectively	$ 351,251